Document and Entity Information Document	9 Months Ended	12 Months Ended
	Sep. 18, 2013	Dec. 31, 2013
Document and Entity Information [Abstract]
Entity Registrant Name	Atlas Financial Holdings, Inc.
Entity Central Index Key		0001539894
Entity Filer Category		Smaller Reporting Company
Document Type	S-1
Document Period End Date	Sep. 30, 2013
Amendment Flag	false